Intangible Assets - Schedule of Estimated Amortization Expense for the Five Following Fiscal Years (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Estimated Amortization Expense For The Five Following Fiscal Years Abstract
2025		$ 51,463
2026		51,463
2027		51,463
2028		51,463
2029		51,053
Thereafter		483,752
Total	$ 733,057	$ 740,657